TAXES ON INCOME (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Open tax year	2008
Unrecognized tax benefits	$ 0	$ 0
Change in unrecognized tax benefits	0	0	0
Operating Loss Carryforwards [Line Items]
Tax rate	25.00%	25.00%	24.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward	74,200,000
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	24.00%	24.00%	24.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	34.00%	35.00%	34.00%
Net operating losses carryforward	$ 29,400,000
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration of operating loss carry forward	Dec. 31, 2013
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration of operating loss carry forward	Dec. 31, 2033